Note 15 - Income taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	For the Years Ended December 31,
	2024	2023	2022

Current	$278,082	$463,265	$643,350
Deferred	-	74,616	(14,816)
Total income tax provision	$278,082	$537,881	$628,534